Impairment testing (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of sensitivity analysis

Sensitivity analysis	June 30, 2022			December 31, 2021
	IXIARO	DUKORAL	Chikungunya	IXIARO	DUKORAL
WACC	6.67%	6.69%	6.87%	7.49%	7.23%
Break-even WACC	44.89%	12.52%	47.94%	53.11%	13.10%
Impairment if WACC increases by 1%	NO	NO	NO	NO	NO
Impairment if sales reduce by 10%	NO	NO	NO	NO	NO